Income and social contribution taxes, Changes in consolidated income and social contribution tax losses (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015
Changes in income and social contribution tax losses [Roll Forward]
Balance at the beginning of the year	R$ 1,453,249	[1]	R$ 1,078,049		R$ 812,925
Income and social contribution tax losses for the year	353,330		368,245		277,742
Use of REFIS base	0		0		(16,838)
Use of PERT base	(1,097,635)		0		0
Other	(305)		6,955		4,220
Balance at the end of the year	R$ 708,639	[1]	R$ 1,453,249	[1]	R$ 1,078,049

[1]	In accordance with the Brazilian tax legislation, loss carryforwards can be used to offset up to 30% of taxable profit for the year and do not expire.